Income taxes	12 Months Ended
Nov. 30, 2023
Major components of tax expense (income) [abstract]
Income taxes
21.	Income taxes
The following table presents the components of the current and deferred tax expenses (recovery).

	2023	2022	2021

Current tax expense	$450	$443	$63

Deferred tax expense (recovery)

Origination and reversal of temporary differences	$(5,972)	$(11,705)	$(7,796)

Change in unrecognized deductible temporary differences	5,943	11,705	7,796

Total deferred tax expense (recovery)	$(29)	$-	$-

Total current and deferred tax expense	$421	$443	$63

Reconciliation between effective and applicable tax amounts.

	2023	2022	2021

Income taxes at domestic tax statutory rate	$(6,237)	$(12,400)	$(8,390)

Change in unrecognized deductible temporary differences	5,943	11,705	7,796

Impact of differences in statutory tax rates	(130)	102	64

Non-deductible expenses and other	845	1,036	593

Total income tax expense	$421	$443	$63

The applicable statutory tax rate was
26.5
%
in 2023, 2022 and 2021. The Company’s applicable tax rate is the Canadian combined rates applicable in the jurisdictions in which the Company operates.

Unrecognized deferred tax assets
As at November 30, 2023 and 2022, the amounts and expiry dates of Canadian tax attributes for which no deferred tax asset was recognized were as follows:

		2023		2022

	Federal	Provincial	Federal	Provincial

Research and development expenses, without time limitation	$87,151	$105,549	$86,768	$105,174

Losses carried forward 2027	5,512	5,504	5,569	5,561
2028	33,761	16,258	34,110	16,426
2029	14,345	12,124	14,494	12,250
2030	8,423	8,420	8,510	8,507
2031	17,346	15,397	17,525	15,556
2032	11,752	10,791	11,874	10,902
2033	8,444	8,365	8,532	8,451
2034	7,733	7,665	7,813	7,744
2037	6,901	6,818	6,972	6,889
2038	2,013	1,938	2,034	1,958
2039	1,326	1,289	1,340	1,302
2040	7,242	7,218	7,317	7,292
2041	19,152	19,078	19,350	19,276
2042	29,042	28,885	31,181	31,190
2043	19,298	19,284	-	-

Other temporary differences, without time limitation

Excess of tax value of property and equipment over carrying value	435	420	1,000	454

Excess of tax value of intellectual property and patent fees over carrying value	10,660	10,656	10,765	10,765

Available deductions and other	73,522	32,536	69,448	28,034

Given the Company’s past losses, management does not believe that it is probable that the Company can realize its deferred tax assets and, therefore, no amount has been recognized in the consolidated statements of financial position. The generation of future taxable profit is dependent on the successful commercialization of the Company’s products and technologies.

In addition to the above attributes, as at November 30, 2023, the Company had available $8,816 (2022 – $8,883) of losses carried forward in Ireland without expiry dates for which no deferred tax assets were recognized. As at November 30, 2023, deferred tax liabilities had not been recognized for taxable temporary differences arising from investments in a subsidiary because the Company controls the decisions affecting the realization of such liabilities and it is probable that the temporary differences will not reverse in the foreseeable future.